TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Preferred stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized	5,000,000	5,000,000	4,014,946	4,014,946
Preferred stock, par value			$ 0.00001	$ 0.00001
Shares
Balance, shares outstanding	0	0
Series A preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized		5,000,000	3,874,946	3,874,946
Preferred stock, par value		$ 0.00001		$ 0.00001
Shares
Balance, shares outstanding		0		3,874,946	3,874,946
Amount
Balance, amount outstanding				$ 3,000	$ 3,000
NCNV preferred stock
TEMPORARY REDEEMABLE PREFERRED STOCK
Preferred stock, shares authorized		0	140,000	140,000
Preferred stock, par value		$ 0.00001		$ 0.00001
Shares
Balance, shares outstanding		0		103,952	67,034
Amount
Balance, amount outstanding				$ 103,952	$ 61,131